May, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	C.M. Life Insurance Company
C.M. Multi-Account A (Panorama Passage Segment)
File No. 333-80991

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Company”) and C.M. Multi-Account A - Panorama Passage Segment (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 6 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 24, 2003.

Sincerely,

/s/  James M. Rodolakis

James M. Rodolakis

Second Vice President and

Associate General Counsel

for MassMutual